     As filed with the Securities and Exchange Commission on April 29, 2005.
                                                              File No. 333-36349
                                                                       811-08770
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                               [ ]
                                     ------
         Post-Effective Amendment No.   13                         [X]
                                      ------

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     24                                      [X]
                         ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT FIVE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on May 2, 2005, pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ___________, pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

DIRECTOR LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                    [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase Series II of Director Life. Please read it carefully before you purchase your variable life insurance policy.


Director Life Series II is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:


                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                     Class IA of Hartford Advisers HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account (1)     Class IA of Hartford Capital Appreciation HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Disciplined Equity Fund Sub-Account           Class IA of Hartford Disciplined Equity HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account          Class IA of Hartford Dividend and Growth HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Global Advisers Fund Sub-Account              Class IA of Hartford Global Advisers HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Health Fund Sub-Account                Class IA of Hartford Global Health HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Leaders Fund Sub-Account               Class IA of Hartford Global Leaders HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account            Class IA of Hartford Global Technology HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford High Yield Fund Sub-Account                   Class IA of Hartford High Yield HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Index Fund Sub-Account                        Class IA of Hartford Index HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford International Opportunities Fund Sub-Account  Class IA of Hartford International Opportunities HLS Fund
                                                         of Hartford Series Fund, Inc.
  Hartford MidCap Fund Sub-Account (2)                   Class IA of Hartford MidCap HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Money Market Fund Sub-Account                 Class IA of Hartford Money Market HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account          Class IA of Hartford Mortgage Securities HLS Fund of
                                                         Hartford Series Fund, Inc.

                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Small Company Fund Sub-Account (3)            Class IA of Hartford Small Company HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Stock Fund Sub-Account                        Class IA of Hartford Stock HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Total Return Bond HLS Fund Sub-Account        Class IA shares of Hartford Total Return Bond HLS Fund of
  (formerly Hartford Bond HLS Fund Sub-Account)          Hartford Series Fund, Inc.



(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.



(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.



(3) Hartford Small Company HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-  a bank deposit or obligation

-  federally insured

-  endorsed by any bank or governmental agency

-  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         15
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 16
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              17
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       19
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                22
----------------------------------------------------------------------
OTHER MATTERS                                                    23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Surrender Charges (1)   When you fully or         Minimum Charge
                        partially surrender       7.5% of the amount surrendered.
                        your policy.
Unamortized Tax         Upon surrender or         Maximum Charge
Charge (2)              partial surrender of      2.25% of the Account Value.
                        the policy.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows: 7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%, 0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge
Charges (3)                                       $0.68 per $1,000 net amount at
                                                  risk for a 10-year-old female
                                                  non-smoker in the first year
                                                  Maximum Charge
                                                  $239.08 per $1,000 net amount at
                                                  risk for a 90-year-old male
                                                  smoker in the first year
                                                  Charge for a representative
                                                  insured
                                                  $14.26 per $1,000 net amount at
                                                  risk for a 65-year-old female
                                                  non-smoker in the first year.
Mortality and Expense   Monthly.                  -  Under Option 1:
Risk Charge                                          0.90% (annualized) of
                                                     Sub-Account Value in Policy
                                                     Years 1-10 and 0.50%
                                                     (annualized) for Policy Years
                                                     11 and beyond
                                                  -  Under Option 2:
                                                     0.65% (annualized) of
                                                     Sub-Account Value in Policy
                                                     Years 1-10 and 0.50%
                                                     (annualized) for Policy Years
                                                     11 and beyond
Tax Expense Charge      Under Option 1:           -  Under Option 1:
                        Monthly.                     0.40% (annualized) of Account
                                                     Value for Policy Years 1-10
                        Under Option 2:           -  Under Option 2:
                        Receipt of Premium           4% of each premium payment in
                        Payment.                     all Policy Years
Annual Maintenance      On Policy Anniversary     $30.00
Fee                     Date or upon surrender
                        of the policy.
Administrative Charge   Monthly.                  0.25% (annualized) of
                                                  Sub-Account Value
Loan Interest Rate      Monthly if you have       6%
(4)                     taken a loan on your
                        policy.

(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY ANY OF THE FUNDS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              Minimum  Maximum
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
  (these are expenses that are deducted from Fund assets,
  including management fees, Rule 12b-1 distribution and/or
  service fees, and other expenses)                            0.43%    0.91%
------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


ABOUT US


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05      AA     Financial strength
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS


Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund and Hartford Total Return Bond HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.


The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.(1)



HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.


HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.


HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of

(1) Hartford Capital Appreciation HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after May 2, 2005. The Fund will remain available for investment for policies with an issue date of May 1, 2005 and before.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD MIDCAP HLS FUND -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP.(2)


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.


HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.(3)


HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.


HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


(2) Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.



(3) Hartford Small Company HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies issued on or after August 2, 2004. The Fund will remain available for investment for policies with an issue date of August 1, 2004 and before.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See " Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten
Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.
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10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
     1        2.25%
-------------------------
     2        2.00%
-------------------------
     3        1.75%
-------------------------
     4        1.50%
-------------------------
     5        1.25%
-------------------------
     6        1.00%
-------------------------
     7        0.75%
-------------------------
     8        0.50%
-------------------------
     9        0.25%
-------------------------
    10+       0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:
MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X  For Policy Years 1, 2, and 3, the charge is 7.5%.

X  For Policy Years 4 and 5, the charge is 6%.

X  For Policy Years 6 and 7, the charge is 4%.

X  For Policy Years 8 and 9, the charge is 2%.

X  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.


You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



X  20 Transfer Rule



X  Abusive Trading Policy and



X  Third Party Transfer Service Agreements.

                                ------------------------------------------------


THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Policy Anniversary, we reset your transfers to you are allowed 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:



- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:



- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.



Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the Policies together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."


HOW CONTRACTS ARE SOLD



The policies are sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD").



We pay compensation to broker-dealers for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the broker dealers. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.



Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.



These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-231-5453.

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Individual Life Operations Center, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.


All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:
- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------
minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

LOANS
--------------------------------------------------------------------------------

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of retaining a loan against the policy, see "Federal Tax Considerations".

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract).

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford Financial Services Group, Inc. ("The Hartford"). However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that the Company, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


OTHER MATTERS
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS


You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative, or call us at 1-800-231-5453.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08770

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

DIRECTOR LIFE SERIES II
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                            3
 ------------------------------------------------------------------------------
 SERVICES                                                                   3
 ------------------------------------------------------------------------------
 EXPERTS                                                                    3
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                               3
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                       4
 ------------------------------------------------------------------------------
 PERFORMANCE DATA                                                           4
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------


Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies issued with respect to the Separate Account. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Hartford has paid no underwriting commissions to HSD for its role as Principal Underwriter.



The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD.



We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.



The maximum sales commission payable to Hartford agents, independent registered brokers, and other registered broker-dealers is 7.0% of the initial and subsequent premiums.



Your Sales Representative typically receives a portion of the compensation that is payable to his or her broker-dealer in

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

connection with the policy, depending on the agreement between your registered representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. You may ask your Sales Representative how he/she will personally be compensated for the transaction.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Five (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Five as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....    3,086,901        949,753       1,834,987
                           ===========    ===========     ===========
    Cost.................  $75,313,841    $10,228,564     $81,896,289
                           ===========    ===========     ===========
    Market Value.........  $71,132,111    $11,342,785     $98,046,575
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --             --
  Receivable from fund
   shares sold...........       11,383          4,972        --
  Other assets...........      --             --                   56
                           -----------    -----------     -----------
  Total Assets...........   71,143,494     11,347,757      98,046,631
                           -----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       11,383          4,972        --
  Payable for fund shares
   purchased.............      --             --             --
  Other liabilities......          149             11        --
                           -----------    -----------     -----------
  Total Liabilities......       11,532          4,983        --
                           -----------    -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $71,131,962    $11,342,774     $98,046,631
                           ===========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                                   HARTFORD
                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS   EQUITY HLS
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND           FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       2,067,070          411,755          104,551          318,471          149,331        347,347
                              ===========       ==========       ==========       ==========       ==========     ==========
    Cost.................     $35,901,189       $4,814,689       $1,342,558       $5,566,075       $1,081,741     $4,442,576
                              ===========       ==========       ==========       ==========       ==========     ==========
    Market Value.........     $43,047,961       $5,158,468       $1,768,898       $5,863,614       $  738,132     $4,173,851
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --               --               --               --              52,102
  Receivable from fund
   shares sold...........        --                --               --               --               --              --
  Other assets...........        --                --                     4          --                     8         --
                              -----------       ----------       ----------       ----------       ----------     ----------
  Total Assets...........      43,047,961        5,158,468        1,768,902        5,863,614          738,140      4,225,953
                              -----------       ----------       ----------       ----------       ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --               --               --               --              --
  Payable for fund shares
   purchased.............        --                --               --               --               --              52,102
  Other liabilities......              55                7          --                    26          --                   5
                              -----------       ----------       ----------       ----------       ----------     ----------
  Total Liabilities......              55                7          --                    26          --              52,107
                              -----------       ----------       ----------       ----------       ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $43,047,906       $5,158,461       $1,768,902       $5,863,588       $  738,140     $4,173,846
                              ===========       ==========       ==========       ==========       ==========     ==========


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares.....       321,851
                             ==========
    Cost.................    $3,022,269
                             ==========
    Market Value.........    $3,303,430
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             ----------
  Total Assets...........     3,303,430
                             ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......       --
                             ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $3,303,430
                             ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....       449,811       1,205,267       614,791
                            ===========     ===========   ===========
    Cost.................   $11,060,946     $16,689,824   $12,709,488
                            ===========     ===========   ===========
    Market Value.........   $14,469,158     $14,290,679   $17,591,079
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --            --
  Receivable from fund
   shares sold...........       --              --            --
  Other assets...........       --                   69            41
                            -----------     -----------   -----------
  Total Assets...........    14,469,158      14,290,748    17,591,120
                            -----------     -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --            --
  Payable for fund shares
   purchased.............       --              --            --
  Other liabilities......            30         --            --
                            -----------     -----------   -----------
  Total Liabilities......            30         --            --
                            -----------     -----------   -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $14,469,128     $14,290,748   $17,591,120
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK   CORE PLUS      EMERGING
                           MARKET HLS FUND       FUND            FUND          HLS FUND     FIXED INCOME  MARKETS DEBT
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares.....     10,818,395         362,362         496,332       1,081,072        14,888        5,016
                             ===========      ==========      ==========     ===========      ========      =======
    Cost.................    $10,818,395      $4,084,564      $8,310,538     $53,066,042      $169,308      $35,689
                             ===========      ==========      ==========     ===========      ========      =======
    Market Value.........    $10,818,395      $4,242,210      $8,065,856     $49,431,044      $172,106      $44,590
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --              --             --           --
  Receivable from fund
   shares sold...........       --                 4,557         --               54,332        --           --
  Other assets...........             18         --              --                  236        --           --
                             -----------      ----------      ----------     -----------      --------      -------
  Total Assets...........     10,818,413       4,246,767       8,065,856      49,485,612       172,106       44,590
                             -----------      ----------      ----------     -----------      --------      -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 4,557         --               54,332        --           --
  Payable for fund shares
   purchased.............       --               --              --              --             --           --
  Other liabilities......       --                     5              17         --             --           --
                             -----------      ----------      ----------     -----------      --------      -------
  Total Liabilities......       --                 4,562              17          54,332        --           --
                             -----------      ----------      ----------     -----------      --------      -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $10,818,413      $4,242,205      $8,065,839     $49,431,280      $172,106      $44,590
                             ===========      ==========      ==========     ===========      ========      =======


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares.....       6,079
                              =======
    Cost.................     $53,655
                              =======
    Market Value.........     $67,174
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                              -------
  Total Assets...........      67,174
                              -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              -------
  Total Liabilities......      --
                              -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $67,174
                              =======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      6,268        12,602        101,825
                             =======      ========     ==========
    Cost.................    $64,443      $195,468     $2,560,454
                             =======      ========     ==========
    Market Value.........    $45,632      $214,102     $1,541,631
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --
  Receivable from fund
   shares sold...........     --            --            --
  Other assets...........     --            --            --
                             -------      --------     ----------
  Total Assets...........     45,632       214,102      1,541,631
                             -------      --------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --
  Payable for fund shares
   purchased.............     --            --            --
  Other liabilities......     --            --            --
                             -------      --------     ----------
  Total Liabilities......     --            --            --
                             -------      --------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $45,632      $214,102     $1,541,631
                             =======      ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ---------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     29,341        22,058         6,789         87,041           143,635         44,970        14,266
                            ========      ========      ========       ========        ==========       ========      ========
    Cost.................   $419,874      $294,309      $139,331       $811,599        $2,868,003       $594,727      $284,180
                            ========      ========      ========       ========        ==========       ========      ========
    Market Value.........   $467,981      $210,650      $135,851       $668,477        $2,270,875       $687,593      $216,989
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --            --                --              --            --
  Receivable from fund
   shares sold...........     --            --            --            --                --              --            --
  Other assets...........     --            --            --            --                --              --            --
                            --------      --------      --------       --------        ----------       --------      --------
  Total Assets...........    467,981       210,650       135,851        668,477         2,270,875        687,593       216,989
                            --------      --------      --------       --------        ----------       --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --            --                --              --            --
  Payable for fund shares
   purchased.............     --            --            --            --                --              --            --
  Other liabilities......     --            --            --            --                --              --            --
                            --------      --------      --------       --------        ----------       --------      --------
  Total Liabilities......     --            --            --            --                --              --            --
                            --------      --------      --------       --------        ----------       --------      --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $467,981      $210,650      $135,851       $668,477        $2,270,875       $687,593      $216,989
                            ========      ========      ========       ========        ==========       ========      ========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED
                           MONEY MARKET   UTILITIES   S&P 500 PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ------------  -----------  -----------------
ASSETS:
  Investments:
    Number of Shares.....     506,331       15,872          23,865
                             ========     ========        ========
    Cost.................    $506,331     $286,815        $442,878
                             ========     ========        ========
    Market Value.........    $506,331     $298,719        $583,503
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --             --
  Receivable from fund
   shares sold...........      --           --             --
  Other assets...........      --           --             --
                             --------     --------        --------
  Total Assets...........     506,331      298,719         583,503
                             --------     --------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             --
  Payable for fund shares
   purchased.............      --           --             --
  Other liabilities......           5       --             --
                             --------     --------        --------
  Total Liabilities......           5       --             --
                             --------     --------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $506,326     $298,719        $583,503
                             ========     ========        ========

(a) Formerly Morgan Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                       PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM       GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION   GLOBAL EQUITY     INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  ------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares.....     34,698       302,232       258,256       481,071      1,089,646       48,434        62,769
                            ========    ==========    ==========    ==========    ===========     ========      ========
    Cost.................   $406,207    $3,198,360    $4,400,339    $8,111,984    $26,565,120     $288,058      $648,723
                            ========    ==========    ==========    ==========    ===========     ========      ========
    Market Value.........   $407,702    $2,801,686    $3,672,397    $4,964,651    $27,884,054     $228,606      $740,678
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --           --                 11             65       --            --
  Receivable from fund
   shares sold...........     --            --           --            --             --            --            --
  Other assets...........     --                 2       --            --                  12       --            --
                            --------    ----------    ----------    ----------    -----------     --------      --------
  Total Assets...........    407,702     2,801,688     3,672,397     4,964,662     27,884,131      228,606       740,678
                            --------    ----------    ----------    ----------    -----------     --------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --           --            --             --            --            --
  Payable for fund shares
   purchased.............     --            --           --                 10             65       --            --
  Other liabilities......     --            --           --            --             --            --            --
                            --------    ----------    ----------    ----------    -----------     --------      --------
  Total Liabilities......     --            --           --                 10             65       --            --
                            --------    ----------    ----------    ----------    -----------     --------      --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $407,702    $2,801,688    $3,672,397    $4,964,652    $27,884,066     $228,606      $740,678
                            ========    ==========    ==========    ==========    ===========     ========      ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
ASSETS:
  Investments:
    Number of Shares.....     409,924      263,303        83,681
                           ==========   ==========    ==========
    Cost.................  $4,820,425   $3,380,956    $1,038,676
                           ==========   ==========    ==========
    Market Value.........  $3,320,383   $3,412,410    $1,135,554
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --           --
  Receivable from fund
   shares sold...........      --           --             2,114
  Other assets...........           4       --           --
                           ----------   ----------    ----------
  Total Assets...........   3,320,387    3,412,410     1,137,668
                           ----------   ----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             2,113
  Payable for fund shares
   purchased.............      --           --           --
  Other liabilities......      --           --           --
                           ----------   ----------    ----------
  Total Liabilities......      --           --             2,113
                           ----------   ----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $3,320,387   $3,412,410    $1,135,555
                           ==========   ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                      PUTNAM
                              PUTNAM           PUTNAM                                                                  OTC &
                           INTERNATIONAL  INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                              EQUITY        OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....      114,795          65,906          177,952     2,400,595       523,862       161,112      40,872
                            ==========        ========       ==========    ==========    ==========    ==========    ========
    Cost.................   $1,737,234        $749,942       $2,261,841    $2,400,595    $8,806,538    $1,949,651    $789,566
                            ==========        ========       ==========    ==========    ==========    ==========    ========
    Market Value.........   $1,698,972        $825,802       $1,786,642    $2,400,595    $8,931,849    $2,647,067    $247,686
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --                --           --            --             --          --
  Receivable from fund
   shares sold...........        2,160           1,543           --           --            --              2,355      --
  Other assets...........      --              --                     1            29       --             --          --
                            ----------        --------       ----------    ----------    ----------    ----------    --------
  Total Assets...........    1,701,132         827,345        1,786,643     2,400,624     8,931,849     2,649,422     247,686
                            ----------        --------       ----------    ----------    ----------    ----------    --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        2,160           1,543           --           --            --              2,356      --
  Payable for fund shares
   purchased.............      --              --                --           --            --             --          --
  Other liabilities......      --              --                --           --            --             --          --
                            ----------        --------       ----------    ----------    ----------    ----------    --------
  Total Liabilities......        2,160           1,543           --           --            --              2,356      --
                            ----------        --------       ----------    ----------    ----------    ----------    --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $1,698,972        $825,802       $1,786,643    $2,400,624    $8,931,849    $2,647,066    $247,686
                            ==========        ========       ==========    ==========    ==========    ==========    ========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                          PUTNAM       PUTNAM THE
                             PUTNAM      SMALL CAP   GEORGE PUTNAM
                            RESEARCH       VALUE     FUND OF BOSTON
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  --------------
ASSETS:
  Investments:
    Number of Shares.....     61,340        47,886        215,773
                            ========    ==========     ==========
    Cost.................   $853,176    $  715,722     $2,222,062
                            ========    ==========     ==========
    Market Value.........   $701,732    $1,098,990     $2,505,121
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --
  Receivable from fund
   shares sold...........     --            --            --
  Other assets...........     --            --            --
                            --------    ----------     ----------
  Total Assets...........    701,732     1,098,990      2,505,121
                            --------    ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --
  Payable for fund shares
   purchased.............     --            --            --
  Other liabilities......     --            --                  1
                            --------    ----------     ----------
  Total Liabilities......     --            --                  1
                            --------    ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $701,732    $1,098,990     $2,505,120
                            ========    ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH    PUTNAM       PUTNAM                    GROWTH
                              AND INCOME        VISTA       VOYAGER    ENTERPRISE   AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....        131,932        102,901       470,830      9,326        6,740
                              ==========     ==========   ===========   ========     ========
    Cost.................     $1,799,266     $1,658,429   $16,322,072   $222,833     $110,868
                              ==========     ==========   ===========   ========     ========
    Market Value.........     $1,792,953     $1,294,497   $12,886,605   $126,837     $130,210
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --                25     --           --
  Receivable from fund
   shares sold...........       --                1,835       --          --           --
  Other assets...........       --               --                 4     --           --
                              ----------     ----------   -----------   --------     --------
  Total Assets...........      1,792,953      1,296,332    12,886,634    126,837      130,210
                              ----------     ----------   -----------   --------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                1,835       --          --           --
  Payable for fund shares
   purchased.............       --               --                25     --           --
  Other liabilities......              1              2       --          --           --
                              ----------     ----------   -----------   --------     --------
  Total Liabilities......              1          1,837            25     --           --
                              ----------     ----------   -----------   --------     --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,792,952     $1,294,495   $12,886,609   $126,837     $130,210
                              ==========     ==========   ===========   ========     ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS   PRICE #     LIABILITY
                                     ------------  ----------  ------------
DEFERRED LIFE CONTRACTS:
Hartford Advisers HLS Fund.........   27,790,851   $ 2.559546  $ 71,131,962
Hartford Bond HLS Fund.............    5,187,986     2.186354    11,342,774
Hartford Capital Appreciation HLS
 Fund..............................   22,411,299     4.374875    98,046,631
Hartford Dividend and Growth HLS
 Fund..............................   12,268,115     3.508926    43,047,906
Hartford Global Advisers HLS
 Fund..............................    2,461,499     2.095658     5,158,461
Hartford Global Health HLS Fund....      944,095     1.873649     1,768,902
Hartford Global Leaders HLS Fund...    2,932,485     1.999529     5,863,588
Hartford Global Technology HLS
 Fund..............................    1,519,001     0.485938       738,140
Hartford Disciplined Equity HLS
 Fund..............................    3,259,384     1.280563     4,173,846
Hartford High Yield HLS Fund.......    2,377,961     1.389186     3,303,430
Hartford Index HLS Fund............    4,891,860     2.957797    14,469,128
Hartford International
 Opportunities HLS Fund............    7,901,858     1.808530    14,290,748
Hartford MidCap HLS Fund...........    5,299,092     3.319648    17,591,120
Hartford Money Market HLS Fund.....    7,363,326     1.469229    10,818,413
Hartford Mortgage Securities HLS
 Fund..............................    2,153,850     1.969592     4,242,205
Hartford Small Company HLS Fund....    4,151,616     1.942819     8,065,839
Hartford Stock HLS Fund............   17,512,949     2.822556    49,431,280
Core Plus Fixed Income.............       12,200    14.107162       172,106
Emerging Markets Debt..............        2,695    16.544990        44,590
Emerging Markets Equity............        6,695    10.032886        67,174
High Yield.........................        3,888    11.736908        45,632
U.S. Mid Cap Value.................       14,099    15.186086       214,102
American Opportunities.............       86,766    17.767675     1,541,631
Balanced Growth....................       27,845    16.806732       467,981
Capital Opportunities..............       19,494    10.806107       210,650
Developing Growth..................        7,364    18.448628       135,851
Flexible Income....................       50,914    13.129524       668,477
Dividend Growth....................      149,467    15.193110     2,270,875
Global Equity......................       47,475    14.483351       687,593
Growth.............................       16,260    13.344982       216,989
Money Market.......................      391,999     1.288328       505,023
Money Market.......................          100    13.029341         1,303
Utilities..........................       15,831    18.868919       298,719
Equally-Weighted S&P 500
 Portfolio.........................       27,102    21.530181       583,503
Putnam American Government
 Income............................       30,703    13.278935       407,702
Putnam Diversified Income..........      137,187    20.422440     2,801,688
Putnam Global Asset Allocation.....      164,481    22.327141     3,672,397
Putnam Global Equity...............      260,867    19.031328     4,964,652
Putnam Growth and Income...........      987,553    28.235522    27,884,066
Putnam Growth Opportunities........       51,466     4.441887       228,606
Putnam Health Sciences.............       61,821    11.981057       740,678
Putnam High Yield..................      163,827    20.267647     3,320,387
Putnam Income......................      174,374    19.569485     3,412,410
Putnam International Growth and
 Income............................       58,869    19.289415     1,135,555
Putnam International Equity........       86,230    19.702832     1,698,972
Putnam International New
 Opportunities.....................       61,093    13.517211       825,802

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS   PRICE #     LIABILITY
                                     ------------  ----------  ------------
Putnam Investors...................      176,278   $10.135402  $  1,786,643
Putnam Money Market................    1,640,967     1.462932     2,400,624
Putnam New Opportunities...........      405,271    22.039208     8,931,849
Putnam New Value...................      127,978    20.683788     2,647,066
Putnam OTC & Emerging Growth.......       40,449     6.123350       247,686
Putnam Research....................       51,995    13.496215       701,732
Putnam Small Cap Value.............       43,066    25.518994     1,098,990
Putnam The George Putnam Fund of
 Boston............................      188,952    13.257959     2,505,120
Putnam Utilities Growth and Income
 Fund..............................       76,587    23.410550     1,792,952
Putnam Vista Fund..................       81,419    15.899186     1,294,495
Putnam Voyager Fund................      512,758    25.131933    12,886,609
Enterprise.........................       15,126     8.385322       126,837
Growth and Income..................        9,109    14.294427       130,210
                                                               ------------
GRAND TOTAL........................                            $459,260,300
                                                               ============

  #  Rounded unit prices.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $1,464,794     $ 544,686      $   304,523
                            ----------     ---------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --            300,315         --
                            ----------     ---------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (276,140)       88,254          546,749
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,401,919      (420,199)      15,340,782
                            ----------     ---------      -----------
    Net gain (loss) on
     investments.........    1,125,779      (331,945)      15,887,531
                            ----------     ---------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,590,573     $ 513,056      $16,192,054
                            ==========     =========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                                                   HARTFORD
                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS   EQUITY HLS
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND           FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  551,593         $    908         $  1,041         $ 29,160         $--            $ 42,333
                              ----------         --------         --------         --------         --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                56,431          --               --              --
                              ----------         --------         --------         --------         --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        137,698           (2,914)          (1,824)           3,869            7,934            247
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      4,086,680          587,916          143,084          893,743          (34,693)       269,994
                              ----------         --------         --------         --------         --------       --------
    Net gain (loss) on
     investments.........      4,224,378          585,002          141,260          897,612          (26,759)       270,241
                              ----------         --------         --------         --------         --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,775,971         $585,910         $198,732         $926,772         $(26,759)      $312,574
                              ==========         ========         ========         ========         ========       ========


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $136,220
                              --------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                              --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,157
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       63,426
                              --------
    Net gain (loss) on
     investments.........       67,583
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $203,803
                              ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  175,134     $   94,289    $   42,649
                             ----------     ----------    ----------
CAPITAL GAINS INCOME
 (LOSS)..................        48,039        --             --
                             ----------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (124,759)      (394,516)       97,747
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,260,665      2,511,966     2,339,346
                             ----------     ----------    ----------
    Net gain (loss) on
     investments.........     1,135,906      2,117,450     2,437,093
                             ----------     ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,359,079     $2,211,739    $2,479,742
                             ==========     ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK   CORE PLUS      EMERGING
                           MARKET HLS FUND       FUND            FUND          HLS FUND     FIXED INCOME  MARKETS DEBT
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............     $113,798         $225,726        $--           $   529,180       $5,742        $3,230
                              --------         --------        --------      -----------       ------        ------
CAPITAL GAINS INCOME
 (LOSS)..................      --                 8,315         --               --               346         1,510
                              --------         --------        --------      -----------       ------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 2,607         106,409       (1,519,327)         369           345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --               (54,723)        773,562        2,972,241          233          (894)
                              --------         --------        --------      -----------       ------        ------
    Net gain (loss) on
     investments.........      --               (52,116)        879,971        1,452,914          602          (549)
                              --------         --------        --------      -----------       ------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $113,798         $181,925        $879,971      $ 1,982,094       $6,690        $4,191
                              ========         ========        ========      ===========       ======        ======


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $   354
                              -------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,272
                              -------
    Net gain (loss) on
     investments.........      13,768
                              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $14,122
                              =======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 2,657      $    45       $  5,196
                             -------      -------       --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --             --
                             -------      -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,985           95        (76,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (1,035)      25,194        190,232
                             -------      -------       --------
    Net gain (loss) on
     investments.........        950       25,289        113,931
                             -------      -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 3,607      $25,334       $119,127
                             =======      =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ---------------  ---------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............    $10,139      $ --          $ --            $53,400         $ 34,632         $ 1,566       $   431
                             -------      --------      --------        -------         --------         -------       -------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --            --            --               --               --            --
                             -------      --------      --------        -------         --------         -------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        476       (27,260)      (32,090)            73           10,743          (2,726)       (3,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     35,810        67,169        58,102         (9,386)         131,300          53,032        18,400
                             -------      --------      --------        -------         --------         -------       -------
    Net gain (loss) on
     investments.........     36,286        39,909        26,012         (9,313)         142,043          50,306        14,705
                             -------      --------      --------        -------         --------         -------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $46,425      $ 39,909      $ 26,012        $44,087         $176,675         $51,872       $15,136
                             =======      ========      ========        =======         ========         =======       =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED
                           MONEY MARKET   UTILITIES   S&P 500 PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ------------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............     $4,717       $ 5,975         $ 4,271
                              ------       -------         -------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --             --
                              ------       -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             1,874           3,011
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --            51,593          76,153
                              ------       -------         -------
    Net gain (loss) on
     investments.........     --            53,467          79,164
                              ------       -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,717       $59,442         $83,435
                              ======       =======         =======

(a) Formerly Morgan Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                      PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET     PUTNAM      GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION   GLOBAL EQUITY    INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 15,955     $260,211      $107,939     $   118,527   $  473,459      $  278        $ 2,734
                            --------     --------      --------     -----------   ----------      ------        -------
CAPITAL GAINS INCOME
 (LOSS)..................      5,977       --            --             --            --          --             --
                            --------     --------      --------     -----------   ----------      ------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (752)      13,842        10,622      (1,198,969)    (111,854)       (488)         3,514
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (10,178)     (20,361)      190,131       1,687,812    2,550,367       4,540         43,925
                            --------     --------      --------     -----------   ----------      ------        -------
    Net gain (loss) on
     investments.........    (10,930)      (6,519)      200,753         488,843    2,438,513       4,052         47,439
                            --------     --------      --------     -----------   ----------      ------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 11,002     $253,692      $308,692     $   607,370   $2,911,972      $4,330        $50,173
                            ========     ========      ========     ===========   ==========      ======        =======

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $300,687     $149,585      $ 14,520
                            --------     --------      --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --
                            --------     --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     43,445        5,075         1,738
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,189        8,170       185,394
                            --------     --------      --------
    Net gain (loss) on
     investments.........     50,634       13,245       187,132
                            --------     --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $351,321     $162,830      $201,652
                            ========     ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                                      PUTNAM
                              PUTNAM           PUTNAM                                                                  OTC &
                           INTERNATIONAL  INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                              EQUITY        OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 26,779         $  8,583        $ 11,232      $23,343      $  --          $ 22,276     $ --
                             --------         --------        --------      -------      ----------     --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --               --           --             --            --           --
                             --------         --------        --------      -------      ----------     --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       3,831          (14,806)          4,255       --            (336,296)       2,864      (64,202)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     210,509          102,977         191,829       --           1,202,782      328,945       84,827
                             --------         --------        --------      -------      ----------     --------     --------
    Net gain (loss) on
     investments.........     214,340           88,171         196,084       --             866,486      331,809       20,625
                             --------         --------        --------      -------      ----------     --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $241,119         $ 96,754        $207,316      $23,343      $  866,486     $354,085     $ 20,625
                             ========         ========        ========      =======      ==========     ========     ========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                          PUTNAM       PUTNAM THE
                             PUTNAM      SMALL CAP   GEORGE PUTNAM
                            RESEARCH       VALUE     FUND OF BOSTON
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............   $  1,127     $  4,714       $ 45,011
                            --------     --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --            --
                            --------     --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (39,714)          (7)         1,905
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     89,773      215,836        151,805
                            --------     --------       --------
    Net gain (loss) on
     investments.........     50,059      215,829        153,710
                            --------     --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 51,186     $220,543       $198,721
                            ========     ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH    PUTNAM        PUTNAM                    GROWTH
                              AND INCOME        VISTA       VOYAGER     ENTERPRISE   AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      $ 40,170       $ --        $    60,700     $  451       $   561
                               --------       --------    -----------     ------       -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --            --           --           --
                               --------       --------    -----------     ------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (43,942)       (19,686)    (2,098,042)      (747)          124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       329,493        231,679      2,670,674      5,148        13,835
                               --------       --------    -----------     ------       -------
    Net gain (loss) on
     investments.........       285,551        211,993        572,632      4,401        13,959
                               --------       --------    -----------     ------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $325,721       $211,993    $   633,332     $4,852       $14,520
                               ========       ========    ===========     ======       =======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................  $ 1,464,794    $   544,686     $   304,523
  Capital gains income...      --             300,315        --
  Net realized gain
   (loss) on security
   transactions..........     (276,140)        88,254         546,749
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,401,919       (420,199)     15,340,782
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,590,573        513,056      16,192,054
                           -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      --                  60              75
  Net transfers..........   (1,343,045)      (547,901)       (367,842)
  Surrenders for benefit
   payments and fees.....   (2,440,248)      (881,567)     (2,965,518)
  Net loan activity......      (97,580)       (18,454)       (380,821)
  Cost of insurance......   (1,653,208)      (268,189)     (1,992,152)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,534,081)    (1,716,051)     (5,706,258)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........   (2,943,508)    (1,202,995)     10,485,796
NET ASSETS:
  Beginning of year......   74,075,470     12,545,769      87,560,835
                           -----------    -----------     -----------
  End of year............  $71,131,962    $11,342,774     $98,046,631
                           ===========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                                   HARTFORD
                           HARTFORD DIVIDEND  HARTFORD GLOBAL                   HARTFORD GLOBAL  HARTFORD GLOBAL  DISCIPLINED
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS   EQUITY HLS
                                 FUND              FUND        HEALTH HLS FUND       FUND             FUND           FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................     $   551,593       $      908       $    1,041       $   29,160       $  --          $   42,333
  Capital gains income...        --                --                56,431          --               --              --
  Net realized gain
   (loss) on security
   transactions..........         137,698           (2,914)          (1,824)           3,869            7,934            247
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,086,680          587,916          143,084          893,743          (34,693)       269,994
                              -----------       ----------       ----------       ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,775,971          585,910          198,732          926,772          (26,759)       312,574
                              -----------       ----------       ----------       ----------       ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............              75          --               --               --               --              --
  Net transfers..........       1,195,229          322,907           30,773          389,017         (342,343)       258,486
  Surrenders for benefit
   payments and fees.....      (1,820,180)        (187,720)         (29,257)        (348,590)          (5,940)       (32,168)
  Net loan activity......        (153,737)         (30,864)         (21,505)         (18,825)          (5,692)        (4,098)
  Cost of insurance......        (915,256)        (111,178)         (39,243)        (126,529)         (19,971)       (91,285)
                              -----------       ----------       ----------       ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,693,869)          (6,855)         (59,232)        (104,927)        (373,946)       130,935
                              -----------       ----------       ----------       ----------       ----------     ----------
  Net increase (decrease)
   in net assets.........       3,082,102          579,055          139,500          821,845         (400,705)       443,509
NET ASSETS:
  Beginning of year......      39,965,804        4,579,406        1,629,402        5,041,743        1,138,845      3,730,337
                              -----------       ----------       ----------       ----------       ----------     ----------
  End of year............     $43,047,906       $5,158,461       $1,768,902       $5,863,588       $  738,140     $4,173,846
                              ===========       ==========       ==========       ==========       ==========     ==========


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................    $  136,220
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         4,157
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        63,426
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       203,803
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       647,379
  Surrenders for benefit
   payments and fees.....       (79,714)
  Net loan activity......        (5,526)
  Cost of insurance......       (64,591)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       497,548
                             ----------
  Net increase (decrease)
   in net assets.........       701,351
NET ASSETS:
  Beginning of year......     2,602,079
                             ----------
  End of year............    $3,303,430
                             ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   175,134     $    94,289   $    42,649
  Capital gains income...        48,039         --            --
  Net realized gain
   (loss) on security
   transactions..........      (124,759)       (394,516)       97,747
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,260,665       2,511,966     2,339,346
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,359,079       2,211,739     2,479,742
                            -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --              --                 75
  Net transfers..........      (145,548)       (113,811)      198,424
  Surrenders for benefit
   payments and fees.....      (634,179)       (607,056)     (582,081)
  Net loan activity......       (59,081)        (62,823)      (34,655)
  Cost of insurance......      (325,215)       (299,569)     (364,944)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,164,023)     (1,083,259)     (783,181)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets.........       195,056       1,128,480     1,696,561
NET ASSETS:
  Beginning of year......    14,274,072      13,162,268    15,894,559
                            -----------     -----------   -----------
  End of year............   $14,469,128     $14,290,748   $17,591,120
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK   CORE PLUS      EMERGING
                           MARKET HLS FUND       FUND            FUND          HLS FUND     FIXED INCOME  MARKETS DEBT
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS:
  Net investment
   income................    $   113,798     $   225,726      $  --          $   529,180      $  5,742      $ 3,230
  Capital gains income...       --                 8,315         --              --                346        1,510
  Net realized gain
   (loss) on security
   transactions..........       --                 2,607         106,409      (1,519,327)          369          345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --               (54,723)        773,562       2,972,241           233         (894)
                             -----------     -----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        113,798         181,925         879,971       1,982,094         6,690        4,191
                             -----------     -----------      ----------     -----------      --------      -------
UNIT TRANSACTIONS:
  Purchases..............             15         --              --              --             --           --
  Net transfers..........      2,641,852        (619,516)       (322,234)     (1,877,039)       44,653       --
  Surrenders for benefit
   payments and fees.....     (6,587,265)       (349,080)       (279,342)     (1,232,545)           (5)      (4,552)
  Net loan activity......        110,922          (2,323)        (50,666)       (152,798)       --           --
  Cost of insurance......       (272,633)       (105,266)       (182,009)     (1,114,201)       (4,377)      (1,166)
                             -----------     -----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,107,109)     (1,076,185)       (834,251)     (4,376,583)       40,271       (5,718)
                             -----------     -----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets.........     (3,993,311)       (894,260)         45,720      (2,394,489)       46,961       (1,527)
NET ASSETS:
  Beginning of year......     14,811,724       5,136,465       8,020,119      51,825,769       125,145       46,117
                             -----------     -----------      ----------     -----------      --------      -------
  End of year............    $10,818,413     $ 4,242,205      $8,065,839     $49,431,280      $172,106      $44,590
                             ===========     ===========      ==========     ===========      ========      =======


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................     $   354
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       2,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,272
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      14,122
                              -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      25,071
  Surrenders for benefit
   payments and fees.....         (15)
  Net loan activity......      --
  Cost of insurance......        (934)
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      24,122
                              -------
  Net increase (decrease)
   in net assets.........      38,244
NET ASSETS:
  Beginning of year......      28,930
                              -------
  End of year............     $67,174
                              =======

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................   $  2,657      $     45     $    5,196
  Capital gains income...     --            --            --
  Net realized gain
   (loss) on security
   transactions..........      1,985            95        (76,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (1,035)       25,194        190,232
                            --------      --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,607        25,334        119,127
                            --------      --------     ----------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --
  Net transfers..........    (29,603)       56,975        (85,966)
  Surrenders for benefit
   payments and fees.....        (40)          (51)        (8,090)
  Net loan activity......     --            (1,448)       --
  Cost of insurance......     (1,340)       (4,903)       (39,498)
                            --------      --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (30,983)       50,573       (133,554)
                            --------      --------     ----------
  Net increase (decrease)
   in net assets.........    (27,376)       75,907        (14,427)
NET ASSETS:
  Beginning of year......     73,008       138,195      1,556,058
                            --------      --------     ----------
  End of year............   $ 45,632      $214,102     $1,541,631
                            ========      ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH     FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ---------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $ 10,139      $ --          $ --           $ 53,400        $   34,632       $  1,566      $    431
  Capital gains income...     --            --            --            --                --              --            --
  Net realized gain
   (loss) on security
   transactions..........        476       (27,260)      (32,090)            73            10,743         (2,726)       (3,695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     35,810        67,169        58,102         (9,386)          131,300         53,032        18,400
                            --------      --------      --------       --------        ----------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     46,425        39,909        26,012         44,087           176,675         51,872        15,136
                            --------      --------      --------       --------        ----------       --------      --------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --            --                --              --            --
  Net transfers..........     --           (12,592)      (18,286)       --                (85,269)        13,768          (206)
  Surrenders for benefit
   payments and fees.....        (67)       (2,064)          (62)          (101)          (13,062)          (277)          (85)
  Net loan activity......     (1,364)       --            --            --                 (1,249)        (1,721)       --
  Cost of insurance......    (11,554)       (4,760)       (3,210)       (16,666)          (55,544)       (17,354)       (5,154)
                            --------      --------      --------       --------        ----------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (12,985)      (19,416)      (21,558)       (16,767)         (155,124)        (5,584)       (5,445)
                            --------      --------      --------       --------        ----------       --------      --------
  Net increase (decrease)
   in net assets.........     33,440        20,493         4,454         27,320            21,551         46,288         9,691
NET ASSETS:
  Beginning of year......    434,541       190,157       131,397        641,157         2,249,324        641,305       207,298
                            --------      --------      --------       --------        ----------       --------      --------
  End of year............   $467,981      $210,650      $135,851       $668,477        $2,270,875       $687,593      $216,989
                            ========      ========      ========       ========        ==========       ========      ========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      EQUALLY-WEIGHTED
                           MONEY MARKET   UTILITIES   S&P 500 PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ------------  -----------  -----------------
OPERATIONS:
  Net investment
   income................    $  4,717     $  5,975        $  4,271
  Capital gains income...      --           --             --
  Net realized gain
   (loss) on security
   transactions..........      --            1,874           3,011
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --           51,593          76,153
                             --------     --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,717       59,442          83,435
                             --------     --------        --------
UNIT TRANSACTIONS:
  Purchases..............      --           --             --
  Net transfers..........       1,493       (7,591)         23,062
  Surrenders for benefit
   payments and fees.....     (39,380)      (2,848)         (4,186)
  Net loan activity......      (2,346)      (1,055)         (3,063)
  Cost of insurance......     (13,462)      (6,900)        (14,302)
                             --------     --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (53,695)     (18,394)          1,511
                             --------     --------        --------
  Net increase (decrease)
   in net assets.........     (48,978)      41,048          84,946
NET ASSETS:
  Beginning of year......     555,304      257,671         498,557
                             --------     --------        --------
  End of year............    $506,326     $298,719        $583,503
                             ========     ========        ========

(a) Formerly Morgan Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                      PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET  PUTNAM GLOBAL  GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION      EQUITY        INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  -----------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $ 15,955    $  260,211    $  107,939    $   118,527   $   473,459    $    278      $  2,734
  Capital gains income...      5,977        --           --             --            --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (752)       13,842        10,622     (1,198,969)     (111,854)       (488)        3,514
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (10,178)      (20,361)      190,131      1,687,812     2,550,367       4,540        43,925
                            --------    ----------    ----------    -----------   -----------    --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,002       253,692       308,692        607,370     2,911,972       4,330        50,173
                            --------    ----------    ----------    -----------   -----------    --------      --------
UNIT TRANSACTIONS:
  Purchases..............     --            --           --             --            --           --            --
  Net transfers..........      9,247      (101,814)      106,239       (537,276)       92,027      54,489         3,779
  Surrenders for benefit
   payments and fees.....       (370)      (91,417)      (55,659)      (273,501)   (1,034,774)     (2,635)      (10,344)
  Net loan activity......     --            13,478        (2,081)        12,014       (41,055)     --            (8,621)
  Cost of insurance......     (9,565)      (67,221)      (82,647)      (123,737)     (654,626)     (5,025)      (19,649)
                            --------    ----------    ----------    -----------   -----------    --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (688)     (246,974)      (34,148)      (922,500)   (1,638,428)     46,829       (34,835)
                            --------    ----------    ----------    -----------   -----------    --------      --------
  Net increase (decrease)
   in net assets.........     10,314         6,718       274,544       (315,130)    1,273,544      51,159        15,338
NET ASSETS:
  Beginning of year......    397,388     2,794,970     3,397,853      5,279,782    26,610,522     177,447       725,340
                            --------    ----------    ----------    -----------   -----------    --------      --------
  End of year............   $407,702    $2,801,688    $3,672,397    $ 4,964,652   $27,884,066    $228,606      $740,678
                            ========    ==========    ==========    ===========   ===========    ========      ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................  $  300,687   $  149,585    $   14,520
  Capital gains income...      --           --           --
  Net realized gain
   (loss) on security
   transactions..........      43,445        5,075         1,738
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       7,189        8,170       185,394
                           ----------   ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     351,321      162,830       201,652
                           ----------   ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........    (318,573)     (47,935)       77,072
  Surrenders for benefit
   payments and fees.....    (231,399)    (184,156)      (60,598)
  Net loan activity......      (6,739)     (23,899)       (1,624)
  Cost of insurance......     (90,559)     (89,438)      (24,137)
                           ----------   ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (647,270)    (345,428)       (9,287)
                           ----------   ----------    ----------
  Net increase (decrease)
   in net assets.........    (295,949)    (182,598)      192,365
NET ASSETS:
  Beginning of year......   3,616,336    3,595,008       943,190
                           ----------   ----------    ----------
  End of year............  $3,320,387   $3,412,410    $1,135,555
                           ==========   ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                                      PUTNAM
                              PUTNAM           PUTNAM                                                                  OTC &
                           INTERNATIONAL  INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                              EQUITY        OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   26,779        $  8,583       $   11,232   $    23,343    $   --        $   22,276    $ --
  Capital gains income...      --              --                --           --             --            --          --
  Net realized gain
   (loss) on security
   transactions..........        3,831         (14,806)           4,255       --            (336,296)       2,864     (64,202)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      210,509         102,977          191,829       --           1,202,782      328,945      84,827
                            ----------        --------       ----------   -----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      241,119          96,754          207,316        23,343        866,486      354,085      20,625
                            ----------        --------       ----------   -----------    -----------   ----------    --------
UNIT TRANSACTIONS:
  Purchases..............      --              --                --           --             --            --          --
  Net transfers..........       27,976          61,157           25,039       886,680       (365,680)     352,579     (64,739)
  Surrenders for benefit
   payments and fees.....     (111,316)        (27,248)          (9,997)   (1,676,542)      (462,097)     (91,376)    (21,448)
  Net loan activity......          464            (877)          (9,321)       51,100         (2,908)      (6,851)      1,286
  Cost of insurance......      (42,139)        (17,560)         (42,123)      (62,842)      (211,988)     (56,476)     (7,356)
                            ----------        --------       ----------   -----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (125,015)         15,472          (36,402)     (801,604)    (1,042,673)     197,876     (92,257)
                            ----------        --------       ----------   -----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets.........      116,104         112,226          170,914      (778,261)      (176,187)     551,961     (71,632)
NET ASSETS:
  Beginning of year......    1,582,868         713,576        1,615,729     3,178,885      9,108,036    2,095,105     319,318
                            ----------        --------       ----------   -----------    -----------   ----------    --------
  End of year............   $1,698,972        $825,802       $1,786,643   $ 2,400,624    $ 8,931,849   $2,647,066    $247,686
                            ==========        ========       ==========   ===========    ===========   ==========    ========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                          PUTNAM       PUTNAM THE
                             PUTNAM      SMALL CAP   GEORGE PUTNAM
                            RESEARCH       VALUE     FUND OF BOSTON
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  --------------
OPERATIONS:
  Net investment
   income................   $  1,127    $    4,714     $   45,011
  Capital gains income...     --            --            --
  Net realized gain
   (loss) on security
   transactions..........    (39,714)           (7)         1,905
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     89,773       215,836        151,805
                            --------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     51,186       220,543        198,721
                            --------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --
  Net transfers..........    (50,418)      113,597        600,166
  Surrenders for benefit
   payments and fees.....     (2,388)       (6,238)      (290,777)
  Net loan activity......    (14,290)      (23,136)       (23,951)
  Cost of insurance......    (19,007)      (24,209)       (56,904)
                            --------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (86,103)       60,014        228,534
                            --------    ----------     ----------
  Net increase (decrease)
   in net assets.........    (34,917)      280,557        427,255
NET ASSETS:
  Beginning of year......    736,649       818,433      2,077,865
                            --------    ----------     ----------
  End of year............   $701,732    $1,098,990     $2,505,120
                            ========    ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH    PUTNAM       PUTNAM                    GROWTH
                              AND INCOME        VIST        VOYAGER    ENTERPRISE   AND INCOME
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $   40,170     $   --       $    60,700   $    451     $    561
  Capital gains income...       --               --           --          --           --
  Net realized gain
   (loss) on security
   transactions..........        (43,942)       (19,686)   (2,098,042)      (747)         124
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        329,493        231,679     2,670,674      5,148       13,835
                              ----------     ----------   -----------   --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        325,721        211,993       633,332      4,852       14,520
                              ----------     ----------   -----------   --------     --------
UNIT TRANSACTIONS:
  Purchases..............       --               --           --          --           --
  Net transfers..........        (28,433)       (77,935)     (817,245)     4,690       69,802
  Surrenders for benefit
   payments and fees.....        (42,237)       (64,077)     (376,000)       (41)         (28)
  Net loan activity......        (24,760)        (1,619)       (4,354)    --           (1,456)
  Cost of insurance......        (40,735)       (31,324)     (320,933)    (3,466)      (2,649)
                              ----------     ----------   -----------   --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (136,165)      (174,955)   (1,518,532)     1,183       65,669
                              ----------     ----------   -----------   --------     --------
  Net increase (decrease)
   in net assets.........        189,556         37,038      (885,200)     6,035       80,189
NET ASSETS:
  Beginning of year......      1,603,396      1,257,457    13,771,809    120,802       50,021
                              ----------     ----------   -----------   --------     --------
  End of year............     $1,792,952     $1,294,495   $12,886,609   $126,837     $130,210
                              ==========     ==========   ===========   ========     ========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................  $ 1,681,995    $   621,261     $   435,433
  Capital gains income...      --              71,904        --
  Net realized gain
   (loss) on security
   transactions..........      (21,595)        34,363        (680,029)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   10,075,719        330,653      26,673,205
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   11,736,119      1,058,181      26,428,609
                           -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............            3              6              18
  Net transfers..........      483,671       (606,427)       (888,331)
  Surrenders for benefit
   payments and fees.....   (1,214,240)      (609,272)     (1,195,995)
  Net loan activity......      (50,970)      (316,993)        (99,099)
  Cost of insurance......   (1,583,666)      (339,988)     (1,630,406)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,365,202)    (1,872,674)     (3,813,813)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........    9,370,917       (814,493)     22,614,796
NET ASSETS:
  Beginning of year......   64,704,553     13,360,262      64,946,039
                           -----------    -----------     -----------
  End of year............  $74,075,470    $12,545,769     $87,560,835
                           ===========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL
                            AND GROWTH HLS     ADVISERS HLS    HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL
                                 FUND              FUND        HEALTH HLS FUND  LEADERS HLS FUND  TECHNOLOGY HLS
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................     $   518,308       $   32,895       $    2,068        $   18,471       $  --
  Capital gains income...         216,494          --                22,191          --                --
  Net realized gain
   (loss) on security
   transactions..........         (27,886)        (118,508)         (22,610)          (25,123)          (1,844)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       7,749,125          929,585          376,432         1,226,587          312,960
                              -----------       ----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,456,041          843,972          378,081         1,219,935          311,116
                              -----------       ----------       ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............              21          --               --               --                --
  Net transfers..........         429,121         (216,541)        (103,077)          433,561          468,961
  Surrenders for benefit
   payments and fees.....        (480,181)        (207,847)          (2,982)          (28,170)           2,467
  Net loan activity......         (69,082)          16,669           (3,482)          (25,955)          (3,380)
  Cost of insurance......        (792,618)         (98,269)         (32,910)          (95,646)         (17,746)
                              -----------       ----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (912,739)        (505,988)        (142,451)          283,790          450,302
                              -----------       ----------       ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........       7,543,302          337,984          235,630         1,503,725          761,418
NET ASSETS:
  Beginning of year......      32,422,502        4,241,422        1,393,772         3,538,018          377,427
                              -----------       ----------       ----------        ----------       ----------
  End of year............     $39,965,804       $4,579,406       $1,629,402        $5,041,743       $1,138,845
                              ===========       ==========       ==========        ==========       ==========

                                HARTFORD
                              DISCIPLINED
                               EQUITY HLS      HARTFORD HIGH
                                  FUND         YIELD HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------
OPERATIONS:
  Net investment
   income................      $   38,535        $   86,034
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........         (11,330)           19,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         747,590           330,485
                               ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         774,795           436,015
                               ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............        --                 --
  Net transfers..........         390,788         1,046,140
  Surrenders for benefit
   payments and fees.....         (77,692)          (20,199)
  Net loan activity......          21,548           (26,370)
  Cost of insurance......         (74,402)          (48,382)
                               ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         260,242           951,189
                               ----------        ----------
  Net increase (decrease)
   in net assets.........       1,035,037         1,387,204
NET ASSETS:
  Beginning of year......       2,695,300         1,214,875
                               ----------        ----------
  End of year............      $3,730,337        $2,602,079
                               ==========        ==========

(a) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             HARTFORD
                                           INTERNATIONAL   HARTFORD
                           HARTFORD INDEX  OPPORTUNITIES  MIDCAP HLS
                              HLS FUND       HLS FUND        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $   174,338     $   105,010   $    33,509
  Capital gains income...        39,305         --            --
  Net realized gain
   (loss) on security
   transactions..........      (363,512)       (110,399)       (8,300)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,254,680       3,263,805     4,196,836
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,104,811       3,258,416     4,222,045
                            -----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............             3               8             5
  Net transfers..........       (18,018)        (71,387)      987,028
  Surrenders for benefit
   payments and fees.....      (301,124)        (70,672)     (159,935)
  Net loan activity......        20,226          23,323       (44,558)
  Cost of insurance......      (289,755)       (250,413)     (302,616)
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (588,668)       (369,141)      479,924
                            -----------     -----------   -----------
  Net increase (decrease)
   in net assets.........     2,516,143       2,889,275     4,701,969
NET ASSETS:
  Beginning of year......    11,757,929      10,272,993    11,192,590
                            -----------     -----------   -----------
  End of year............   $14,274,072     $13,162,268   $15,894,559
                            ===========     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK   CORE PLUS      EMERGING
                           MARKET HLS FUND       FUND            FUND          HLS FUND     FIXED INCOME  MARKETS DEBT
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS:
  Net investment
   income................    $   123,975      $  208,876      $  --          $   553,288      $     74      $--
  Capital gains income...       --                32,350         --              --                934       --
  Net realized gain
   (loss) on security
   transactions..........       --               (48,521)        (72,139)     (1,514,967)            1           58
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --               (77,541)      2,809,018      12,060,624         4,218        9,783
                             -----------      ----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        123,975         115,164       2,736,879      11,098,945         5,227        9,841
                             -----------      ----------      ----------     -----------      --------      -------
UNIT TRANSACTIONS:
  Purchases..............      2,461,817         --                    3              24        --           --
  Net transfers..........       (625,107)       (425,088)        580,339      (1,834,863)       23,198        7,047
  Surrenders for benefit
   payments and fees.....     (6,224,840)        (99,851)       (130,015)       (620,537)           (3)         (22)
  Net loan activity......        576,453          50,005           8,274         (64,025)       --           --
  Cost of insurance......       (362,878)       (142,748)       (147,618)     (1,055,396)       (3,672)      (1,071)
                             -----------      ----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,174,555)       (617,682)        310,983      (3,574,797)       19,523        5,954
                             -----------      ----------      ----------     -----------      --------      -------
  Net increase (decrease)
   in net assets.........     (4,050,580)       (502,518)      3,047,862       7,524,148        24,750       15,795
NET ASSETS:
  Beginning of year......     18,862,304       5,638,983       4,972,257      44,301,621       100,395       30,322
                             -----------      ----------      ----------     -----------      --------      -------
  End of year............    $14,811,724      $5,136,465      $8,020,119     $51,825,769      $125,145      $46,117
                             ===========      ==========      ==========     ===========      ========      =======


                              EMERGING
                           MARKETS EQUITY
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................     $--
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (1,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       6,145
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,864
                              -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      18,963
  Surrenders for benefit
   payments and fees.....           4
  Net loan activity......      --
  Cost of insurance......        (260)
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      18,707
                              -------
  Net increase (decrease)
   in net assets.........      23,571
NET ASSETS:
  Beginning of year......       5,359
                              -------
  End of year............     $28,930
                              =======

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                        U.S. MID CAP    AMERICAN
                           HIGH YIELD      VALUE      OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment
   income................    $--          $ --         $    5,316
  Capital gains income...     --            --            --
  Net realized gain
   (loss) on security
   transactions..........         70        (4,216)       (54,058)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     13,799        40,290        317,566
                             -------      --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     13,869        36,074        268,824
                             -------      --------     ----------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --
  Net transfers..........     13,079        10,808        (59,846)
  Surrenders for benefit
   payments and fees.....        (29)          (40)       (37,117)
  Net loan activity......     --            --             (8,917)
  Cost of insurance......     (1,474)       (2,917)       (38,566)
                             -------      --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,576         7,851       (144,446)
                             -------      --------     ----------
  Net increase (decrease)
   in net assets.........     25,445        43,925        124,378
NET ASSETS:
  Beginning of year......     47,563        94,270      1,431,680
                             -------      --------     ----------
  End of year............    $73,008      $138,195     $1,556,058
                             =======      ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                            BALANCED       CAPITAL     DEVELOPING
                             GROWTH     OPPORTUNITIES    GROWTH      FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  ------------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $  9,638      $ --          $ --             $ 31,357         $   36,772       $   2,445     $    201
  Capital gains income...     --            --            --             --                  --              --            --
  Net realized gain
   (loss) on security
   transactions..........        184          (102)      (65,628)           2,719             (7,354)        (90,480)     (28,121)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     62,215        54,946       111,758           44,515            462,295         272,637       76,243
                            --------      --------      --------         --------         ----------       ---------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     72,037        54,844        46,130           78,591            491,713         184,602       48,323
                            --------      --------      --------         --------         ----------       ---------     --------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --             --                  --              --            --
  Net transfers..........     18,754         7,319       (35,891)          36,552            (14,424)        (81,171)     (30,103)
  Surrenders for benefit
   payments and fees.....        (33)          (83)          429          (59,721)           (28,386)        (49,412)         332
  Net loan activity......     --            --            --             --                  --              --            --
  Cost of insurance......    (10,213)       (4,056)       (3,432)         (16,195)           (50,546)        (16,673)      (5,025)
                            --------      --------      --------         --------         ----------       ---------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,508         3,180       (38,894)         (39,364)           (93,356)       (147,256)     (34,796)
                            --------      --------      --------         --------         ----------       ---------     --------
  Net increase (decrease)
   in net assets.........     80,545        58,024         7,236           39,227            398,357          37,346       13,527
NET ASSETS:
  Beginning of year......    353,996       132,133       124,161          601,930          1,850,967         603,959      193,771
                            --------      --------      --------         --------         ----------       ---------     --------
  End of year............   $434,541      $190,157      $131,397         $641,157         $2,249,324       $ 641,305     $207,298
                            ========      ========      ========         ========         ==========       =========     ========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                      VALUE-ADDED
                           MONEY MARKET   UTILITIES     MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $    4,151    $  5,828     $  4,887
  Capital gains income...      --           --            7,476
  Net realized gain
   (loss) on security
   transactions..........          124      (2,053)       1,470
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           (9)     39,571      124,535
                            ----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,266      43,346      138,368
                            ----------    --------     --------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........       72,356      19,323       (4,510)
  Surrenders for benefit
   payments and fees.....     (547,990)     (3,788)        (136)
  Net loan activity......      --           --           --
  Cost of insurance......      (16,132)     (5,932)     (11,621)
                            ----------    --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (491,766)      9,603      (16,267)
                            ----------    --------     --------
  Net increase (decrease)
   in net assets.........     (487,500)     52,949      122,101
NET ASSETS:
  Beginning of year......    1,042,804     204,722      376,456
                            ----------    --------     --------
  End of year............   $  555,304    $257,671     $498,557
                            ==========    ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             PUTNAM
                            AMERICAN      PUTNAM        PUTNAM                       PUTNAM        PUTNAM        PUTNAM
                           GOVERNMENT   DIVERSIFIED  GLOBAL ASSET  PUTNAM GLOBAL   GROWTH AND      GROWTH        HEALTH
                             INCOME       INCOME      ALLOCATION      EQUITY         INCOME     OPPORTUNITIES   SCIENCES
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ------------  -------------  ------------  -------------  -----------
OPERATIONS:
  Net investment
   income................   $  35,550   $  235,897    $  123,627    $   56,295    $   480,743     $ --          $  5,044
  Capital gains income...      --           --           --            --             --            --            --
  Net realized gain
   (loss) on security
   transactions..........         691       14,856        (6,574)     (450,968)      (338,065)       2,481        (7,566)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (25,514)     235,723       504,908     1,593,966      5,725,470       27,863       118,113
                            ---------   ----------    ----------    ----------    -----------     --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,727      486,476       621,961     1,199,293      5,868,148       30,344       115,591
                            ---------   ----------    ----------    ----------    -----------     --------      --------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --            --                   8       --            --
  Net transfers..........    (449,849)     663,268        38,626      (113,867)      (632,596)      73,328        80,405
  Surrenders for benefit
   payments and fees.....      (8,664)    (702,123)      (66,158)     (138,238)      (262,957)      (5,271)      (23,505)
  Net loan activity......      (2,392)     (11,203)       (1,211)       (8,483)       (29,451)      --           (36,884)
  Cost of insurance......     (19,542)     (65,962)      (73,368)     (113,010)      (577,794)      (3,245)      (17,380)
                            ---------   ----------    ----------    ----------    -----------     --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (480,447)    (116,020)     (102,111)     (373,598)    (1,502,790)      64,812         2,636
                            ---------   ----------    ----------    ----------    -----------     --------      --------
  Net increase (decrease)
   in net assets.........    (469,720)     370,456       519,850       825,695      4,365,358       95,156       118,227
NET ASSETS:
  Beginning of year......     867,108    2,424,514     2,878,003     4,454,087     22,245,164       82,291       607,113
                            ---------   ----------    ----------    ----------    -----------     --------      --------
  End of year............   $ 397,388   $2,794,970    $3,397,853    $5,279,782    $26,610,522     $177,447      $725,340
                            =========   ==========    ==========    ==========    ===========     ========      ========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        PUTNAM
                                                     INTERNATIONAL
                             PUTNAM       PUTNAM      GROWTH AND
                           HIGH YIELD     INCOME        INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................  $  324,662   $  171,161     $ 13,725
  Capital gains income...      --           --           --
  Net realized gain
   (loss) on security
   transactions..........      16,988         (413)     (46,998)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     420,116       (8,940)     286,842
                           ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     761,766      161,808      253,569
                           ----------   ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........     487,919      147,807       (4,950)
  Surrenders for benefit
   payments and fees.....    (131,812)     (41,900)     (22,088)
  Net loan activity......     (18,529)     (30,753)      (5,613)
  Cost of insurance......     (84,285)     (94,264)     (17,916)
                           ----------   ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     253,293      (19,110)     (50,567)
                           ----------   ----------     --------
  Net increase (decrease)
   in net assets.........   1,015,059      142,698      203,002
NET ASSETS:
  Beginning of year......   2,601,277    3,452,310      740,188
                           ----------   ----------     --------
  End of year............  $3,616,336   $3,595,008     $943,190
                           ==========   ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                                                                                           PUTNAM
                                 PUTNAM             PUTNAM                                                                  OTC &
                             INTERNATIONAL     INTERNATIONAL NEW    PUTNAM        PUTNAM      PUTNAM NEW      PUTNAM      EMERGING
                                 EQUITY          OPPORTUNITIES     INVESTORS   MONEY MARKET  OPPORTUNITIES   NEW VALUE     GROWTH
                            SUB-ACCOUNT (C)       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ------------------  -----------------  -----------  ------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................      $   15,956          $   3,684      $    8,895   $    26,541    $   --        $   22,539    $ --
  Capital gains income...        --                 --                --           --             --            --          --
  Net realized gain
   (loss) on security
   transactions..........          11,479           (117,268)        (55,005)      --          (1,254,768)     (21,381)    (13,435)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         342,739            302,894         385,113       --           3,620,318      488,186     112,308
                               ----------          ---------      ----------   -----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         370,174            189,310         339,003        26,541      2,365,550      489,344      98,873
                               ----------          ---------      ----------   -----------    -----------   ----------    --------
UNIT TRANSACTIONS:
  Purchases..............               5                  2               6       --             --                 3           5
  Net transfers..........        (155,244)           (68,154)         83,886     1,546,243         43,753      101,252     (65,895)
  Surrenders for benefit
   payments and fees.....         (19,032)              (230)         (7,325)   (2,152,998)      (848,473)     (13,245)     (9,216)
  Net loan activity......          14,614                104         (12,277)       85,923         (8,868)      29,200      (2,745)
  Cost of insurance......         (38,838)           (14,882)        (34,528)      (83,593)      (202,658)     (42,664)     (8,816)
                               ----------          ---------      ----------   -----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (198,495)           (83,160)         29,762      (604,425)    (1,016,246)      74,546     (86,667)
                               ----------          ---------      ----------   -----------    -----------   ----------    --------
  Net increase (decrease)
   in net assets.........         171,679            106,150         368,765      (577,884)     1,349,304      563,890      12,206
NET ASSETS:
  Beginning of year......       1,411,189            607,426       1,246,964     3,756,769      7,758,732    1,531,215     307,112
                               ----------          ---------      ----------   -----------    -----------   ----------    --------
  End of year............      $1,582,868          $ 713,576      $1,615,729   $ 3,178,885    $ 9,108,036   $2,095,105    $319,318
                               ==========          =========      ==========   ===========    ===========   ==========    ========

(c) Formerly Putnam International Growth Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          PUTNAM       PUTNAM THE
                             PUTNAM      SMALL CAP   GEORGE PUTNAM
                            RESEARCH       VALUE     FUND OF BOSTON
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  --------------
OPERATIONS:
  Net investment
   income................   $   3,817    $   3,613     $   38,166
  Capital gains income...      --           --            --
  Net realized gain
   (loss) on security
   transactions..........     (84,383)      (3,166)         4,088
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     240,706      261,315        229,009
                            ---------    ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     160,140      261,762        271,263
                            ---------    ---------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --           --            --
  Net transfers..........    (128,371)      75,196      1,131,589
  Surrenders for benefit
   payments and fees.....     (18,978)    (152,991)      (708,827)
  Net loan activity......      (6,870)      16,962         (8,461)
  Cost of insurance......     (19,144)     (16,843)       (40,502)
                            ---------    ---------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (173,363)     (77,676)       373,799
                            ---------    ---------     ----------
  Net increase (decrease)
   in net assets.........     (13,223)     184,086        645,062
NET ASSETS:
  Beginning of year......     749,872      634,347      1,432,803
                            ---------    ---------     ----------
  End of year............   $ 736,649    $ 818,433     $2,077,865
                            =========    =========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                PUTNAM
                           UTILITIES GROWTH     PUTNAM         PUTNAM                   TRUST GROWTH
                              AND INCOME         VISTA         VOYAGER     ENTERPRISE    AND INCOME
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -------------  -------------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $   63,619      $   --         $    82,612    $    541      $   293
  Capital gains income...       --                --             --           --           --
  Net realized gain
   (loss) on security
   transactions..........       (134,899)         (35,812)      (444,002)     (2,684)         213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        413,006          345,714      3,235,997      27,480        8,791
                              ----------      -----------    -----------    --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        341,726          309,902      2,874,607      25,337        9,297
                              ----------      -----------    -----------    --------      -------
UNIT TRANSACTIONS:
  Purchases..............       --                      3        --           --           --
  Net transfers..........        437,652       (2,698,556)      (619,444)     (7,548)       6,094
  Surrenders for benefit
   payments and fees.....       (698,265)       2,703,555       (262,371)        (42)         (17)
  Net loan activity......         17,707          (12,923)       (24,857)     --           --
  Cost of insurance......        (38,691)         (28,452)      (315,289)     (3,140)        (879)
                              ----------      -----------    -----------    --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (281,597)         (36,373)    (1,221,961)    (10,730)       5,198
                              ----------      -----------    -----------    --------      -------
  Net increase (decrease)
   in net assets.........         60,129          273,529      1,652,646      14,607       14,495
NET ASSETS:
  Beginning of year......      1,543,267          983,928     12,119,163     106,195       35,526
                              ----------      -----------    -----------    --------      -------
  End of year............     $1,603,396      $ 1,257,457    $13,771,809    $120,802      $50,021
                              ==========      ===========    ===========    ========      =======

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds, Inc. family: Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, and U.S. Mid Cap Value. Additionally, the Account also invests in the Morgan Stanley Select Dimension fund Sub-Account family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, and Equally Weighted S&P 500 Portfolio. Other Sub-Accounts the Account invests in are: the Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager. Finally, the Account invests in the following Van Kampen fund Sub-Accounts:
    Enterprise, and Growth and Income.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from

_____________________________________ SA-52 ____________________________________
      month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An Annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
Hartford Advisers HLS Fund..............  $ 2,445,995  $ 6,515,176
Hartford Bond HLS Fund..................    2,036,805    2,907,845
Hartford Capital Appreciation HLS
 Fund...................................    2,519,524    7,921,306
Hartford Dividend and Growth HLS Fund...    2,644,305    3,786,529
Hartford Global Advisers HLS Fund.......      486,413      492,355
Hartford Global Health HLS Fund.........      227,802      229,566
Hartford Global Leaders HLS Fund........    1,802,410    1,878,145
Hartford Global Technology HLS Fund.....      927,176    1,301,129
Hartford Disciplined Equity HLS Fund....      408,697      235,418
Hartford High Yield HLS Fund............    1,491,561      857,789
Hartford Index HLS Fund.................    1,400,971    2,341,804
Hartford International Opportunities HLS
 Fund...................................      419,889    1,408,912
Hartford MidCap HLS Fund................    1,798,001    2,538,583
Hartford Money Market HLS Fund..........   13,340,936   17,334,264
Hartford Mortgage Securities HLS Fund...      731,812    1,573,950
Hartford Small Company HLS Fund.........      540,549    1,374,793
Hartford Stock HLS Fund.................      648,742    4,496,391
Core Plus Fixed Income..................       73,805       27,445
Emerging Markets Debt...................        4,740        5,718
Emerging Markets Equity.................       80,340       55,864
High Yield..............................       13,901       42,227
U.S. Mid Cap Value......................       57,135        6,518
American Opportunities..................        8,214      136,571
Balanced Growth.........................       10,138       12,984
Capital Opportunities...................       20,182       39,597
Developing Growth.......................        8,758       30,316
Flexible Income.........................       53,401       16,768
Dividend Growth.........................       38,667      159,160
Global Equity...........................       52,035       56,053
Growth..................................        7,690       12,703
Money Market............................      210,488      259,461
Utilities...............................        9,530       21,950
Equally-Weighted S&P 500 Portfolio......       67,419       61,638
Putnam American Government Income.......       93,746       72,502
Putnam Diversified Income...............      483,190      469,954
Putnam Global Asset Allocation..........      393,164      319,372
Putnam Global Equity....................      297,905    1,101,880
Putnam Growth and Income................    1,284,629    2,449,608
Putnam Growth Opportunities.............       67,739       20,632
Putnam Health Sciences..................       83,155      115,256
Putnam High Yield.......................      528,328      874,915
Putnam Income...........................      333,506      529,350
Putnam International Growth and
 Income.................................      290,078      284,846
Putnam International Equity.............      146,328      244,564
Putnam International New
 Opportunities..........................      193,897      169,841
Putnam Investors........................      120,619      145,789
Putnam Money Market.....................    2,269,408    3,047,691
Putnam New Opportunities................      663,308    1,705,981
Putnam New Value........................      420,935      200,782
Putnam OTC & Emerging Growth............       33,857      126,114
Putnam Research.........................       11,567       96,543
Putnam Small Cap Value..................      346,586      281,858
Putnam The George Putnam Fund of
 Boston.................................      683,889      410,344
Putnam Utilities Growth and Income
 Fund...................................      255,039      351,033
Putnam Vista Fund.......................       96,180      271,133
Putnam Voyager Fund.....................      234,688    1,692,524
Enterprise..............................        5,140        3,506
Growth and Income.......................       70,322        4,091
                                          -----------  -----------
                                          $43,995,234  $73,129,037
                                          ===========  ===========

_____________________________________ SA-54 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Hartford Advisers HLS Fund.........     733,752   2,967,200         (2,233,448)
Hartford Bond HLS Fund.............     816,898   1,632,451           (815,553)
Hartford Capital Appreciation HLS
 Fund..............................   1,039,266   2,518,116         (1,478,850)
Hartford Dividend and Growth HLS
 Fund..............................     935,504   1,471,861           (536,357)
Hartford Global Advisers HLS
 Fund..............................     274,383     276,617             (2,234)
Hartford Global Health HLS Fund....     101,963     138,853            (36,890)
Hartford Global Leaders HLS Fund...   1,142,779   1,215,506            (72,727)
Hartford Global Technology HLS
 Fund..............................   1,997,778   2,854,022           (856,244)
Hartford Disciplined Equity HLS
 Fund..............................     303,926     202,547            101,379
Hartford High Yield HLS Fund.......   1,043,524     677,330            366,194
Hartford Index HLS Fund............     592,778   1,028,420           (435,642)
Hartford International
 Opportunities HLS Fund............     432,447   1,124,454           (692,007)
Hartford MidCap HLS Fund...........     681,976     957,906           (275,930)
Hartford Money Market HLS Fund.....  10,500,134  13,313,205         (2,813,071)
Hartford Mortgage Securities HLS
 Fund..............................     283,889     845,370           (561,481)
Hartford Small Company HLS Fund....     384,207     863,525           (479,318)
Hartford Stock HLS Fund............     162,757   1,776,679         (1,613,922)
Core Plus Fixed Income.............       4,963       2,021              2,942
Emerging Markets Debt..............      --             373               (373)
Emerging Markets Equity............       9,650       6,505              3,145
High Yield.........................       1,037       3,959             (2,922)
U.S. Mid Cap Value.................       4,152         481              3,671
American Opportunities.............         240       8,316             (8,076)
Balanced Growth....................      --             836               (836)
Capital Opportunities..............       2,207       4,286             (2,079)
Developing Growth..................         556       1,903             (1,347)
Flexible Income....................      --           1,337             (1,337)
Dividend Growth....................         315      11,163            (10,848)
Global Equity......................       4,007       4,427               (420)
Growth.............................         564       1,024               (460)
Money Market.......................     168,563     210,290            (41,727)
Utilities..........................         226       1,388             (1,162)
Equally-Weighted S&P 500
 Portfolio.........................       3,362       3,271                 91
Putnam American Government
 Income............................       5,435       5,511                (76)
Putnam Diversified Income..........      11,951      24,735            (12,784)
Putnam Global Asset Allocation.....      13,593      15,383             (1,790)
Putnam Global Equity...............      11,719      66,946            (55,227)
Putnam Growth and Income...........      44,220     106,229            (62,009)
Putnam Growth Opportunities........      15,579       4,891             10,688
Putnam Health Sciences.............       7,449      10,590             (3,141)
Putnam High Yield..................      12,666      46,878            (34,212)
Putnam Income......................       9,805      27,809            (18,004)
Putnam International Growth and
 Income............................      17,466      17,914               (448)
Putnam International Equity........       7,312      14,663             (7,351)
Putnam International New
 Opportunities.....................      15,202      14,093              1,109
Putnam Investors...................      12,953      16,927             (3,974)
Putnam Money Market................   1,640,548   2,192,308           (551,760)
Putnam New Opportunities...........      51,916     103,595            (51,679)
Putnam New Value...................      24,813      14,105             10,708
Putnam OTC & Emerging Growth.......       5,891      22,279            (16,388)
Putnam Research....................         892       7,731             (6,839)
Putnam Small Cap Value.............      15,695      13,213              2,482
Putnam The George Putnam Fund of
 Boston............................      52,596      33,660             18,936
Putnam Utilities Growth and Income
 Fund..............................      18,038      24,920             (6,882)
Putnam Vista Fund..................       7,376      19,997            (12,621)
Putnam Voyager Fund................      15,391      79,855            (64,464)
Enterprise.........................         578         442                136
Growth and Income..................       5,429         322              5,107

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
Hartford Advisers HLS Fund.........   1,550,203   2,601,487         (1,051,284)
Hartford Bond HLS Fund.............   2,110,976   3,002,334           (891,358)
Hartford Capital Appreciation HLS
 Fund..............................   1,978,236   3,317,159         (1,338,923)
Hartford Dividend and Growth HLS
 Fund..............................   1,021,910   1,388,659           (366,749)
Hartford Global Advisers HLS
 Fund..............................     319,586     645,723           (326,137)
Hartford Global Health HLS Fund....     342,599     471,856           (129,257)
Hartford Global Leaders HLS Fund...   2,748,830   2,602,714            146,116
Hartford Global Technology HLS
 Fund..............................  10,113,012   9,009,048          1,103,964
Hartford Disciplined Equity HLS
 Fund..............................   1,032,182     813,531            218,651
Hartford High Yield HLS Fund.......   1,912,473   1,057,747            854,726
Hartford Index HLS Fund............     510,520     805,943           (295,423)
Hartford International
 Opportunities HLS Fund............     420,971     754,383           (333,412)
Hartford MidCap HLS Fund...........   2,088,010   1,917,692            170,318
Hartford Money Market HLS Fund.....  17,969,607  20,849,491         (2,879,884)
Hartford Mortgage Securities HLS
 Fund..............................   1,100,714   1,434,589           (333,875)
Hartford Small Company HLS Fund....     937,471     781,597            155,874
Hartford Stock HLS Fund............     357,663   1,909,090         (1,551,427)
Core Plus Fixed Income.............       1,765         279              1,486
Emerging Markets Debt..............         570          81                489
Emerging Markets Equity............       3,162         597              2,565
High Yield.........................       1,388         155              1,233
U.S. Mid Cap Value.................       1,514       1,152                362
American Opportunities.............         332      10,702            (10,370)
Balanced Growth....................       1,444         763                681
Capital Opportunities..............       1,457       1,116                341
Developing Growth..................       1,976       4,904             (2,928)
Flexible Income....................       3,248       6,695             (3,447)
Dividend Growth....................         633       8,827             (8,194)
Global Equity......................       2,111      14,980            (12,869)
Growth.............................      --           3,114             (3,114)
Money Market.......................     159,122     546,058           (386,936)
Utilities..........................       1,479         751                728
Value-Added Market.................       2,012       2,972               (960)
Putnam American Government
 Income............................      24,781      62,377            (37,596)
Putnam Diversified Income..........      67,067      73,562             (6,495)
Putnam Global Asset Allocation.....       8,150      13,749             (5,599)
Putnam Global Equity...............      22,479      51,819            (29,340)
Putnam Growth and Income...........      41,675     112,477            (70,802)
Putnam Growth Opportunities........      38,053      20,624             17,429
Putnam Health Sciences.............      22,116      21,751                365
Putnam High Yield..................      67,345      50,014             17,331
Putnam Income......................      39,202      40,241             (1,039)
Putnam International Growth and
 Income............................      18,230      23,324             (5,094)
Putnam International Equity........       7,860      21,898            (14,038)
Putnam International New
 Opportunities.....................       1,261       9,489             (8,228)
Putnam Investors...................      31,427      28,198              3,229
Putnam Money Market................   2,189,965   2,608,259           (418,294)
Putnam New Opportunities...........      48,153     107,754            (59,601)
Putnam New Value...................      30,267      26,869              3,398
Putnam OTC & Emerging Growth.......      14,863      32,337            (17,474)
Putnam Research....................       4,816      21,257            (16,441)
Putnam Small Cap Value.............      23,569      30,188             (6,619)
Putnam The George Putnam Fund of
 Boston............................     116,300      83,864             32,436
Putnam Utilities Growth and
 Income............................      40,564      57,521            (16,957)
Putnam Vista.......................     232,154     236,287             (4,133)
Putnam Voyager.....................      24,819      83,350            (58,531)
Enterprise.........................      --           1,597             (1,597)
Growth and Income..................       1,198         835                363

_____________________________________ SA-56 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges    27,790,851   $ 2.559546    $71,131,962      --           2.04%      3.74%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    30,024,299     2.470000     74,075,470      --           2.45%     18.49%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    31,075,583     2.082167     64,704,553      --           2.94%    (13.79)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    32,087,065     2.415274     77,499,055      --           2.85%     (4.64)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges     5,187,986     2.186354     11,342,774      --           4.65%      4.62%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     6,003,539     2.089729     12,545,769      --           4.32%      7.85%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     6,894,897     1.937703     13,360,262      --           3.54%     10.08%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     4,636,251     1.760220      8,160,821      --           4.62%      8.68%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges    22,411,299     4.374875     98,046,631      --           0.34%     19.36%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    23,890,149     3.665144     87,560,835      --           0.61%     42.38%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    25,229,072     2.574254     64,946,039      --           0.61%    (19.70)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    26,656,693     3.205777     85,455,414      --           0.63%     (6.94)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges    12,268,115   $ 3.508926    $43,047,906      --           1.37%     12.42%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    12,804,472     3.121238     39,965,804      --           1.51%     26.80%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    13,171,221     2.461617     32,422,502      --           1.46%    (14.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    13,030,223     2.869881     37,395,190      --           1.53%     (4.04)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges     2,461,499     2.095658      5,158,461      --           0.02%     12.75%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     2,463,733     1.858727      4,579,406      --           0.78%     22.26%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,789,870     1.520294      4,241,422      --           0.05%     (8.95)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     3,030,277     1.669708      5,059,677      --           0.72%     (6.25)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges       944,095     1.873649      1,768,902      --           0.06%     12.80%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       980,985     1.660986      1,629,402      --           0.15%     32.31%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,110,242     1.255377      1,393,772      --           0.01%    (16.97)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       950,217     1.512036      1,436,763      --          --          2.04%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-58 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges     2,932,485   $ 1.999529    $ 5,863,588      --           0.54%     19.19%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     3,005,212     1.677666      5,041,743      --           0.45%     35.57%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,859,097     1.237460      3,538,018      --           0.90%    (19.51)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     2,745,065     1.537336      4,220,088      --           0.59%    (16.58)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges     1,519,001     0.485938        738,140      --          --          1.35%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     2,375,245     0.479464      1,138,845      --          --         61.50%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,271,281     0.296887        377,427      --          --        (38.59)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     1,378,527     0.483425        666,415      --          --        (22.81)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges     3,259,384     1.280563      4,173,846      --           1.12%      8.41%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     3,158,005     1.181232      3,730,337      --           1.30%     28.82%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,939,354     0.916970      2,695,300      --           0.38%    (24.65)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     2,671,563     1.216983      3,251,247      --          --         (8.02)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges     2,377,961   $ 1.389186    $ 3,303,430      --           4.78%      7.40%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     2,011,767     1.293429      2,602,079      --           3.99%     23.19%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,157,042     1.049984      1,214,875      --           4.68%     (6.89)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       523,124     1.127685        589,919      --           0.07%      2.69%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges     4,891,860     2.957797     14,469,128      --           1.25%     10.39%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     5,327,502     2.679318     14,274,072      --           1.42%     28.13%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     5,622,925     2.091070     11,757,929      --           1.04%    (22.45)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     6,271,907     2.696342     16,911,207      --           0.81%    (12.31)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges     7,901,858     1.808530     14,290,748      --           0.72%     18.08%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     8,593,865     1.531589     13,162,268      --           0.95%     33.10%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     8,927,277     1.150742     10,272,993      --           1.94%    (17.93)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     9,807,188     1.402184     13,751,482      --           0.12%    (18.73)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-60 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges     5,299,092   $ 3.319648    $17,591,120      --           0.27%     16.44%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     5,575,022     2.851031     15,894,559      --           0.26%     37.67%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     5,404,704     2.070898     11,192,590      --           0.12%    (14.22)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     5,087,398     2.414177     12,281,878      --          --         (3.62)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges     7,363,326     1.469229     10,818,413      --           0.91%      0.94%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    10,176,397     1.455498     14,811,724      --           0.76%      0.75%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    13,056,280     1.444692     18,862,304      --           1.43%      1.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    12,331,749     1.423815     17,558,129      --           3.63%      3.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges     2,153,850     1.969592      4,242,205      --           4.88%      4.12%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     2,715,331     1.891653      5,136,465      --           3.46%      2.29%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     3,049,206     1.849328      5,638,983      --           2.99%      8.16%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     1,313,865     1.709890      2,246,565      --           5.60%      7.50%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges     4,151,616   $ 1.942819    $ 8,065,839      --          --         12.18%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     4,630,934     1.731858      8,020,119      --          --         55.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     4,475,060     1.111104      4,972,257      --          --        (30.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     4,715,568     1.592501      7,509,547      --          --        (14.92)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges    17,512,949     2.822556     49,431,280      --           1.07%      4.17%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges    19,126,871     2.709579     51,825,769      --           1.19%     26.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges    20,678,298     2.142421     44,301,621      --           0.98%    (24.25)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges    21,925,573     2.828189     62,009,663      --           0.76%    (12.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
CORE PLUS FIXED INCOME
  2004  Lowest contract charges        12,200    14.107162        172,106      --           3.91%      4.37%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         9,258    13.516810        125,145      --           0.06%      4.64%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges         7,772    12.917624        100,395      --          10.00%      7.33%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges         7,439    12.035817         89,536      --           9.35%      9.32%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-62 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
EMERGING MARKETS DEBT
  2004  Lowest contract charges         2,695   $16.544990    $    44,590      --           7.26%     10.06%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         3,068    15.032434         46,117      --          --         27.86%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges         2,579    11.756556         30,322      --           7.03%      9.22%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges         2,651    10.763915         28,536      --           8.83%     10.10%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
EMERGING MARKETS EQUITY
  2004  Lowest contract charges         6,695    10.032886         67,174      --           0.86%     23.11%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         3,550     8.149283         28,930      --          --         49.67%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges           984     5.444873          5,359      --          --         (8.90)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges           570     5.976749          3,406      --          --         (6.49)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
HIGH YIELD
  2004  Lowest contract charges         3,888    11.736908         45,632      --           4.72%      9.49%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         6,810    10.720110         73,008      --          --         25.71%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges         5,577     8.527710         47,563      --           9.76%     (7.27)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges         5,585     9.196282         51,360      --          10.58%     (4.47)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
U.S. MID CAP VALUE
  2004  Lowest contract charges        14,099   $15.186086    $   214,102      --           0.03%     14.59%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        10,428    13.252290        138,195      --          --         41.51%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        10,066     9.365069         94,270      --          --        (28.02)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        10,350    13.011007        134,659      --           0.12%     (3.15)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
AMERICAN OPPORTUNITIES
  2004  Lowest contract charges        86,766    17.767675      1,541,631      --           0.35%      8.29%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        94,842    16.406871      1,556,058      --           0.37%     20.57%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       105,212    13.607641      1,431,680      --           0.68%    (21.56)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       113,056    17.347667      1,961,261      --           0.25%    (29.47)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
BALANCED GROWTH
  2004  Lowest contract charges        27,845    16.806732        467,981      --           2.31%     10.93%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        28,681    15.150756        434,541      --           2.50%     19.84%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        28,000    12.642665        353,996      --           2.70%    (11.49)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        24,637    14.283544        351,907      --           2.92%      1.21%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-64 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
CAPITAL OPPORTUNITIES
  2004  Lowest contract charges        19,494   $10.806107    $   210,650      --          --         22.59%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        21,573     8.814613        190,157      --          --         41.64%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        21,232     6.223411        132,133      --          --        (43.82)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        22,388    11.077661        248,001      --          --        (36.38)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
DEVELOPING GROWTH
  2004  Lowest contract charges         7,364    18.448628        135,851      --          --         22.31%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         8,711    15.083435        131,397      --          --         41.40%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        11,639    10.667202        124,161      --          --        (27.73)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        15,692    14.760751        231,630      --           1.08%    (25.49)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
FLEXIBLE INCOME
  2004  Lowest contract charges        50,914    13.129524        668,477      --           8.26%      7.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        52,251    12.270686        641,157      --           5.07%     13.55%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        55,699    10.806902        601,930      --           4.92%      9.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        53,375     9.944536        530,786      --           6.90%     (4.06)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
DIVIDEND GROWTH
  2004  Lowest contract charges       149,467   $15.193110    $ 2,270,875      --           1.58%      8.29%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       160,315    14.030633      2,249,324      --           1.87%     27.73%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       168,509    10.984402      1,850,967      --           1.93%    (17.92)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       175,379    13.382770      2,347,063      --           1.77%     (5.45)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
GLOBAL EQUITY
  2004  Lowest contract charges        47,475    14.483351        687,593      --           0.25%      8.17%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        47,895    13.389744        641,305      --           0.40%     34.71%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        60,764     9.939417        603,959      --           0.08%    (17.37)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        68,771    12.028929        827,247      --           0.71%    (17.22)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
GROWTH
  2004  Lowest contract charges        16,260    13.344982        216,989      --           0.21%      7.64%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        16,720    12.398168        207,298      --          --         27.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        19,834     9.769666        193,771      --          --        (27.84)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        26,239    13.539343        355,255      --          --        (15.23)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-66 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
MONEY MARKET
  2004  Lowest contract charges       391,999   $ 1.288328    $   505,023      --           0.84%      0.86%
        Highest contract charges          100    13.029341          1,303      --           0.87%      0.86%
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       433,726     1.277332        554,012      --           0.66%      0.65%
        Highest contract charges          100    12.918056          1,292      --           0.67%      0.65%
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       820,663     1.269121      1,041,520      --           1.34%      1.34%
        Highest contract charges          100    12.834847          1,283      --           2.85%      2.09%
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       972,877     1.252325      1,218,358      --           3.70%      3.85%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
UTILITIES
  2004  Lowest contract charges        15,831    18.868919        298,719      --           2.24%     24.44%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        16,993    15.163205        257,671      --           2.56%     20.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        16,265    12.586473        204,722      --           3.09%    (20.37)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        24,194    15.805870        382,408      --           2.21%    (25.51)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
EQUALLY-WEIGHTED S&P 500 PORTFOLIO
  2004  Lowest contract charges        27,102    21.530181        583,503      --           0.82%     16.65%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        27,011    18.457812        498,557      --           1.16%     37.14%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        27,971    13.458791        376,456      --           1.20%    (15.97)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        30,139    16.016697        482,734      --           0.91%     (1.83)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  2004  Lowest contract charges        30,703   $13.278935    $   407,702      --           4.15%      2.85%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        30,779    12.910807        397,388      --           5.07%      1.81%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        68,376    12.681507        867,108      --           0.74%      9.16%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges         7,308    11.617169         84,902      --          --          6.73%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM DIVERSIFIED INCOME FUND
  2004  Lowest contract charges       137,187    20.422440      2,801,688      --           9.35%      9.58%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       149,971    18.636774      2,794,970      --           8.89%     20.27%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       156,465    15.495559      2,424,514      --           8.92%      6.20%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       173,740    14.591286      2,535,091      --           7.04%      3.82%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges       164,481    22.327141      3,672,397      --           3.11%      9.26%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       166,271    20.435620      3,397,853      --           4.02%     22.04%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       171,870    16.745232      2,878,003      --           2.07%    (12.36)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       194,223    19.107423      3,711,102      --           1.16%     (8.35)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-68 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM GLOBAL EQUITY FUND
  2004  Lowest contract charges       260,867   $19.031328    $ 4,964,652      --           2.35%     13.94%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       316,094    16.703191      5,279,782      --           1.23%     29.54%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       345,434    12.894160      4,454,087      --           0.33%    (22.16)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       414,773    16.565013      6,870,713      --          --        (29.66)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM GROWTH AND INCOME FUND
  2004  Lowest contract charges       987,553    28.235522     27,884,066      --           1.78%     11.37%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     1,049,562    25.353942     26,610,522      --           2.05%     27.69%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     1,120,364    19.855302     22,245,164      --           2.40%    (18.79)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     1,256,998    24.448731     30,732,015      --           1.66%     (6.16)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM GROWTH OPPORTUNITIES FUND
  2004  Lowest contract charges        51,466     4.441887        228,606      --           0.14%      2.08%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        40,778     4.351514        177,447      --          --         23.47%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        23,349     3.524438         82,291      --          --        (29.38)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        18,161     4.990598         90,635      --          --        (31.92)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM HEALTH SCIENCES FUND
  2004  Lowest contract charges        61,821   $11.981057    $   740,678      --           0.38%      7.30%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        64,962    11.165587        725,340      --           0.76%     18.80%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        64,597     9.398432        607,113      --           0.08%    (20.21)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        95,432    11.778483      1,124,043      --           0.04%    (19.53)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM HIGH YIELD FUND
  2004  Lowest contract charges       163,827    20.267647      3,320,387      --           8.76%     10.99%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       198,039    18.260697      3,616,336      --          10.06%     26.86%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       180,708    14.394905      2,601,277      --          12.94%     (0.54)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       208,333    14.472655      3,015,134      --          14.07%      3.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM INCOME FUND
  2004  Lowest contract charges       174,374    19.569485      3,412,410      --           4.23%      4.72%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       192,378    18.687237      3,595,008      --           4.61%      4.70%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       193,416    17.849113      3,452,310      --           4.08%      8.09%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       136,268    16.512627      2,250,148      --           6.57%      7.53%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-70 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  2004  Lowest contract charges        58,869   $19.289415    $ 1,135,555      --           1.42%     21.31%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        59,317    15.900707        943,190      --           1.79%     38.37%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        64,411    11.491612        740,188      --           0.73%    (13.67)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        72,674    13.311451        967,402      --           1.16%    (20.67)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges        86,230    19.702832      1,698,972      --           1.69%     16.49%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        93,581    16.914447      1,582,868      --           1.12%     28.89%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       107,426    13.123486      1,409,810      --           0.90%    (17.52)%
        Highest contract charges          192     7.174953          1,379      --           1.46%     (9.63)%
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        90,661    15.910584      1,442,463      --           0.38%    (20.41)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  2004  Lowest contract charges        61,093    13.517211        825,802      --           1.14%     13.63%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        59,984    11.896097        713,576      --           0.59%     33.59%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        68,213     8.904884        607,426      --           0.96%    (13.46)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        78,187    10.289959        804,544      --          --        (28.52)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM INVESTORS FUND
  2004  Lowest contract charges       176,278   $10.135402    $ 1,786,643      --           0.68%     13.07%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       180,252     8.963743      1,615,729      --           0.65%     27.25%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       177,022     7.044133      1,246,964      --           0.43%    (23.68)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       202,189     9.229757      1,866,157      --           0.09%    (24.61)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM MONEY MARKET FUND
  2004  Lowest contract charges     1,640,967     1.462932      2,400,624      --           0.88%      0.91%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges     2,192,727     1.449740      3,178,885      --           0.76%      0.76%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges     2,611,021     1.438812      3,756,769      --           1.43%      1.46%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges     1,983,242     1.418147      2,812,529      --           3.90%      4.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM NEW OPPORTUNITIES FUND
  2004  Lowest contract charges       405,271    22.039208      8,931,849      --          --         10.57%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       456,950    19.932233      9,108,036      --          --         32.70%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       516,551    15.020269      7,758,732      --          --        (30.29)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       617,402    21.548010     13,303,776      --          --        (29.99)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-72 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM NEW VALUE FUND
  2004  Lowest contract charges       127,978   $20.683788    $ 2,647,066      --           0.98%     15.77%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       117,270    17.865648      2,095,105      --           1.35%     32.86%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       113,872    13.446851      1,531,215      --           4.20%    (15.44)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       118,570    15.901590      1,885,454      --           0.89%      3.61%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM OTC & EMERGING GROWTH FUND
  2004  Lowest contract charges        40,449     6.123350        247,686      --          --          8.99%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        56,837     5.618120        319,318      --          --         35.94%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        74,312     4.132761        307,112      --          --        (32.06)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        53,961     6.082943        328,239      --          --        (45.57)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM RESEARCH FUND
  2004  Lowest contract charges        51,995    13.496215        701,732      --           0.16%      7.79%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        58,834    12.520833        736,649      --           0.55%     25.69%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        75,276     9.961695        749,872      --           0.82%    (22.06)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        87,422    12.780817      1,117,329      --           0.39%    (18.62)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM SMALL CAP VALUE FUND
  2004  Lowest contract charges        43,066   $25.518994    $ 1,098,990      --           0.53%     26.54%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        40,584    20.166495        818,433      --           0.56%     50.06%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        47,202    13.438856        634,347      --           1.13%    (18.06)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        35,417    16.401114        580,885      --          --         18.42%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2004  Lowest contract charges       188,952    13.257959      2,505,120      --           2.02%      8.48%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       170,016    12.221620      2,077,865      --           2.40%     17.35%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       137,579    10.414377      1,432,803      --           1.97%     (8.57)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        76,071    11.390190        866,462      --           2.54%      0.74%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM UTILITIES GROWTH AND INCOME FUND
  2004  Lowest contract charges        76,587    23.410550      1,792,952      --           2.46%     21.87%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        83,469    19.209439      1,603,396      --           4.22%     25.00%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       100,425    15.367282      1,543,267      --           3.76%    (23.83)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       117,481    20.175624      2,370,250      --           3.14%    (22.15)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-74 ____________________________________

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
PUTNAM VISTA FUND
  2004  Lowest contract charges        81,419   $15.899186    $ 1,294,495      --          --         18.90%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        94,040    13.371508      1,257,457      --          --         33.42%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        98,174    10.022314        983,928      --          --        (30.38)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       101,961    14.395231      1,467,746      --          --        (33.40)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
PUTNAM VOYAGER FUND
  2004  Lowest contract charges       512,758    25.131933     12,886,609      --           0.47%      5.34%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges       577,222    23.858769     13,771,809      --           0.65%     25.16%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges       635,753    19.062700     12,119,163      --           0.90%    (26.34)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges       740,197    25.877868     19,154,709      --           0.12%    (22.24)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
ENTERPRISE
  2004  Lowest contract charges        15,126     8.385322        126,837      --           0.38%      4.05%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges        14,990     8.058783        120,802      --           0.50%     25.88%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges        16,588     6.402052        106,195      --           0.51%    (29.33)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2001  Lowest contract charges        18,548     9.058995        168,025      --           0.22%    (20.42)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                        INVESTMENT
                                                   UNIT         CONTRACT      EXPENSE     INCOME      TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY   RATIO*     RATIO**    RETURN***
                                   ----------  ------------  --------------  ---------  ----------  ---------
GROWTH AND INCOME
  2004  Lowest contract charges         9,109   $14.294427    $   130,210      --           0.55%     14.38%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2003  Lowest contract charges         4,002    12.497549         50,021      --           0.90%     28.03%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --
  2002  Lowest contract charges         3,639     9.761485         35,526      --           1.80%    (13.19)%
        Highest contract charges       --          --             --           --          --         --
        Remaining contract
        charges                        --          --             --           --          --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invests.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-76 ____________________________________

Summary of the Account's expense charges including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-77 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 26.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  Consent of Deloitte & Touche LLP.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

-----------------------
  (1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on April 29, 1995.

  (2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654 filed with the Securities and Exchange Commission on April 30, 1996.

  (3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.

  (4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-36203, filed with the Securities and Exchange Commission on April 14, 1999.

Item 27.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.


Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, File No. 333-50280, filed on April 5, 2005.

Item 29:  Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
          Servus Life Insurance Company of America - Separate Account One Servus Life Insurance Company of America - Separate Account Two

(a)      Directors and Officers of HSD

               NAME                POSITIONS AND OFFICES WITH UNDERWRITER
               ----                --------------------------------------

          David A. Carlson         Senior Vice President and Deputy
                                   Chief Financial Officer
          Richard G. Costello      Vice President and Secretary
          George R. Jay            Chief Broker-Dealer Compliance Officer
          Stephen T. Joyce         Vice President
          Thomas M. Marra          President, Chief Executive Officer and
                                   Chairman of the Board, Director
          Martin A. Swanson        Vice President
          John C. Walters          Executive Vice President, Director
          Neal S. Wolin            Executive Vice President and General Counsel
          Lizabeth H. Zlatkus      Director

Unless otherwise indicated, the principal business address of each of the above individuals is Hartfod Plaza, Hartford, CT 06115.

Item 31.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
        (Registrant)

By:  Thomas M. Marra                               *By: /s/ Jerry K. Scheinfeldt
    ---------------------------------------------       ----------------------
     Thomas M. Marra, President, Chief                      Jerry K. Scheinfeldt
     Executive Officer and Chairman of the Board*           Attorney-In-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        (Depositor)

By:  Thomas M. Marra
    ---------------------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of the Board*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President             *By: /s/ Jerry K. Scheinfeldt
     & Chief Accounting Officer*                        ------------------------
John C. Walters, Executive Vice                             Jerry K. Scheinfeldt
     President, Director*                                   Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*             Date: April 29, 2005
David M. Znamierowski, Executive Vice President
     & Chief Investment Officer, Director*

333-36349

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.
1.2  Consent of Deloitte & Touche LLP.
1.3  Copy of Power of Attorney.